RISK MANAGEMENT POLICIES - Sensitivity analysis performed reasonably possible changes in foreign exchange rates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign currency sensitivity analysis
Exchange rate variation	(20.10%)	(16.70%)
Decrease in profit loss	$ 51,051,294	$ (3,847,690)
Decrease in equity	$ 51,051,294	$ (3,847,690)
US Dollar
Foreign currency sensitivity analysis
Exchange rate variation	20.10%	16.70%
Exchange rate variation	(20.10%)	(16.70%)
Increase in profit loss	$ (51,801,234)	$ 3,550,594
Decrease in profit loss	51,801,234	(3,550,594)
Increase in equity	(51,801,234)	3,550,594
Decrease in equity	$ 51,801,234	$ (3,550,594)
Euro
Foreign currency sensitivity analysis
Exchange rate variation	20.10%	16.70%
Exchange rate variation	(20.10%)	(16.70%)
Increase in profit loss	$ (594,512)	$ (371,432)
Decrease in profit loss	594,512	371,432
Increase in equity	(594,512)	(371,432)
Decrease in equity	$ 594,512	$ 371,432
Other
Foreign currency sensitivity analysis
Exchange rate variation	20.10%	16.70%
Exchange rate variation	(20.10%)	(16.70%)
Increase in profit loss	$ 1,344,452	$ 668,528
Decrease in profit loss	(1,344,452)	(668,528)
Increase in equity	1,344,452	668,528
Decrease in equity	$ (1,344,452)	$ (668,528)